Average Annual Total Returns - Hartford Stock HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.08%	13.58%	12.46%	11.79%	13.30%	12.18%	20.96%	15.60%	14.01%